Average Annual Total Returns - Global Equity Fund	I OneYear	I FiveYear	I TenYear	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions TenYear	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares TenYear	I MSCI World Index (reflects no deductions for fees, expenses or taxes) OneYear	I MSCI World Index (reflects no deductions for fees, expenses or taxes) FiveYear	I MSCI World Index (reflects no deductions for fees, expenses or taxes) TenYear	N OneYear	N FiveYear	N TenYear	N Inception Date	N MSCI World Index (reflects no deductions for fees, expenses or taxes) OneYear	N MSCI World Index (reflects no deductions for fees, expenses or taxes) FiveYear	N MSCI World Index (reflects no deductions for fees, expenses or taxes) TenYear	R6 OneYear	R6 FiveYear	R6 Since Inception		R6 Inception Date	R6 MSCI World Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 MSCI World Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 MSCI World Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	9.34%	8.96%	8.79%	Dec. 31, 2009	9.04%	7.78%	6.19%	5.74%	6.81%	6.21%	15.90%	12.19%	9.87%	8.96%	8.67%	8.48%	Dec. 31, 2009	15.90%	12.19%	9.87%	9.48%	9.08%	7.49%	[1]	Jan. 08, 2014	15.90%	12.19%	9.30%	[1]

[1]	Since Inception performance is shown for Class R6 because it does not have 10 years of performance history.